[logo] PIONEER Investments(R)







                                                 January 2, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Series Trust IX (the "Trust")
     (File Nos. 33-36265 and 811-06151)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and Statement of Additional Information relating to the offering of Pioneer Europe Select Equity Fund Class A, B and C shares and Class Y shares do not differ from those contained in Post-Effective Amendment No. 26 to the Trust's registration statement on Form N-1A filed electronically with the Commission on December 23, 2008 (SEC Accession No. 0000866707-08-000017).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,

                                                 /s/Lauren Giudice
                                                 Lauren Giudice


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."